Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 10 — STOCK-BASED COMPENSATION:

The Company’s Global Share Incentive Plan (2022) (the “Plan”) was adopted by Company’s Board of Directors on March 28, 2022. The Plan provides for the grant of options to purchase Ordinary Shares, restricted share units representing Ordinary Shares and Ordinary Shares (collectively, the “Awards”) to the Company’s employees, officers, directors, advisors and consultants in order to promote a close identity of interests between those individuals and us.

The total number of Ordinary Shares reserved for issuance under the Plan is 610,156 Ordinary Shares. As of the date of this report, 243,984 Ordinary Shares remain available for future awards under the Plan. Ordinary Shares subject to Awards granted under the Plan that expire, are forfeited or otherwise terminated without having been exercised in full will become available again for future grant under the Plan.

On September 20, 2023, the Company’s Board of Directors approved the grant of an aggregate of 366,172 options to purchase Ordinary Shares to certain employees and directors. Options granted to certain officers and directors require shareholder approval which was obtained in a shareholder general meeting on November 2, 2023. The exercise price of such options is $1.275 per Ordinary Share, exercisable for a period of 5 years from the grant date. Such options vest over four years, commencing on September 20, 2023 (“Vesting Commencement Date”), where 50% of the amount granted vests at the second anniversary of the Vesting Commencement Date, and the remainder shall vest on a quarterly basis, 6.25% of the number of the options commencing on the second anniversary of the Vesting Commencement Date. The fair value of this grant was $212,199 calculated using the Black Scholes option pricing model.

A summary of the stock option activity for the year ended December 31, 2023 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2022	-
Granted	366,172	$1.275
Options outstanding as of December 31, 2023	366,172	$1.275
Options exercisable as of December 31, 2023	-	$-

As of December 31, 2023, the weighted-average remaining contractual life of the outstanding options were 4.7 years.

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2023. The following assumptions were applied in determining the options’ fair value on their grant date:

2023
Risk-free interest rate	4.51%-4.67%
Expected option term (years)	3.8-5
Expected share price volatility	61.1%-66.3%
Dividend yield	-

As of December 31, 2023, the Company had 366,172 unvested options. As of December 31, 2023, the unrecognized compensation cost related to all unvested options of $197,384 is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 3.8 years. The intrinsic value of the options expected to vest as of December 31, 2023 was $0.